SHARE-BASED COMPENSATION PLANS AND SHARES HELD IN TRUST - Schedule of Share Awards Under the PSP and LTIP (Details) - Share awards under PSP and LTIP - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Based Compensation Expense [Line Items]
Weighted Average remaining contractual life (years)	1 year 2 months 12 days	1 year	1 year
A Class Shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	29	29
Granted (in shares)	20	10
Vested (in shares)	(9)	(9)
Forfeited (in shares)	(2)	(1)
Ending balance (in shares)	38	29	29
B Class Shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	10	10
Granted (in shares)	6	4
Vested (in shares)	(3)	(4)
Forfeited (in shares)	(1)	0
Ending balance (in shares)	12	10	10
A Class American Depositary Shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	8	8
Granted (in shares)	4	3
Vested (in shares)	(2)	(3)
Forfeited (in shares)	(1)	0
Ending balance (in shares)	9	8	8